Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 25, 2018	Apr. 04, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill		$ 28,484
Borrowings			$ 304,767	$ 539,786	$ 451,413
Bargain purchase on business combination				$ 4,839
Vista Argentina [Member] | Carry Petrolero [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Interest In Joint Operation Acquired				29.62%
Bargain purchase on business combination				$ 1,383
Vista Argentina [Member] | Bottom of range [member] | Carry Petrolero [Member]
Disclosure of detailed information about business combination [line items]
Ownership percentage				55.00%
Vista Argentina [Member] | Top of range [member] | Carry Petrolero [Member]
Disclosure of detailed information about business combination [line items]
Ownership percentage				84.62%
PELSA [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition		Apr. 04, 2018
Percentage of voting equity interests acquired	0.32%	58.88%
Percentage of ownership interest in subsidiary	100.00%	99.68%
Consideration transferred		$ 297,588
Acquisition related costs		967
Goodwill		$ 11,999
Proportion of ownership interests held by non-controlling interests		0.32%
Remaining ownership interest		40.80%
Profit loss of acquiree			36,816
Revenue of acquiree			86,941
Revenue of combined entity		$ 360,026
Profit loss of combined entity		$ 28,835
Percentage of capital stock held		39.22%
PELSA [member] | Operating Interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		73.15%
PELSA [member] | Non operating interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		3.85%
Oil and gas properties [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 85,435
Acquisition related costs		277
Goodwill		5,542
Profit loss of acquiree		69,016
Revenue of acquiree		130,015
Revenue of combined entity		371,132
Profit loss of combined entity		$ 10,090
Oil and gas properties [member] | Medanito [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Oil and gas properties [member] | JdM [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
APCO [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 349,761
Acquisition related costs		1,136
Goodwill		10,943
Profit loss of acquiree		32,546
Revenue of acquiree			$ 114,380
Revenue of combined entity		367,167
Profit loss of combined entity		25,505
Borrowings		260,000
Borrowing costs		11,904
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity		435,653
Profit loss of combined entity		$ 11,666
APCO, Oil and gas international inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Percentage of capital stock held		100.00%
APCO argentina [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		5.00%
Percentage of ownership interest in subsidiary		1.58%
Percentage of capital stock held		95.00%
EL-AA-BP Concessions [Member] | Operating Interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		23.00%
Oil and gas property, neuquina basin [member] | Non operating interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		45.00%
Exploitation concession neuquina basin [member] | Operating Interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		55.00%
Exploitation concession noroeste basin [member] | Non operating interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		1.50%
Exploitation concession golfo san jorge basin [member] | Non operating interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		16.95%
Exploration contract portion of SRDE [member] | Non operating interest [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary		44.00%